Investments - Realized Gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
OTTI Losses On Securities	$ (63.4)	$ (4.6)	$ (36.6)
Net Realized Capital Gains Losses Excluding OTTI Losses On Securities	(1.1)	85.0	27.8
Realized Investment Gains (Losses)	(64.5)	80.4	(8.8)
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
OTTI Losses On Securities	(63.0)		(33.0)
Proceeds On Sales	5,256.2	4,727.7	6,524.8
Gross Realized Capital Gains	80.6	91.1	113.9
Gross Realized Capital Losses	$ 76.3	$ 35.5	$ 100.0